485BXT		File Nos. 333-171427
Allianz Vision (POS)		811-05618
File on November 19, 2021		Class I.D. C000098186

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	35	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	561	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-7453
(Depositor's Telephone Number, including Area Code)

Erik T. Nelson, Associate General Counsel, Senior Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on December 17, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: to be added upon amendment

Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 33 to Form N-4 on August 23, 2021 and are incorporated by reference.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 19th day of November, 2021.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/Erik T. Nelson
Erik. T. Nelson
Associate General Counsel, Senior Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: JASMINE JIRELE (1)
Jasmine Jirele
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of November, 2021.

Signature	Title
Jasmine Jirele (1)	Director, President & Chief Executive Officer
Walter R. White(2)	Director
Udo Frank(2)	Director
William E. Gaumond(2)	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)
Kevin E. Walker(2) Anna Sophie Herken(2)	Director Director
Howard E. Woolley(2)	Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on October 21, 2021.

(2)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment No. 32 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 26, 2021.

By: /s/Erik T. Nelson
Erik T. Nelson
Associate General Counsel, Senior Counsel